Government grant	12 Months Ended
Dec. 31, 2011
Government grant
Government grant
13.	Government grant

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

Grants relating to reimbursement of expense item are recognized as other income over the period necessary to match the grants on a systematic basis to the costs that it is intended to compensate. The Group recorded RMB nil, RMB 17,110 and RMB 41,161 as other income for the years ended December 31, 2009, 2010 and 2011, respectively.

Grants for the acquisition of assets and obtaining the rights to use land are recorded as long-term liabilities and deducted to the carrying amount of the assets when earned. The Group received government grant related to assets and land use rights of RMB 16,705, RMB 32,414 and RMB 35,500 during the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, long-term liability balance of 47,959 and 82,458 was related to government grant for the acquisition of assets and land use rights, respectively.